Identifiable Intangible Assets and Goodwill - Indefinite-lived Intangible Assets Percentage of Total Intangibles (Details) (Details)	Dec. 31, 2014
Global Vaccines, Oncology and Consumer Healthcare [Member] | Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	69.00%
Global Vaccines, Oncology and Consumer Healthcare [Member] | In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	31.00%
Global Established Pharmaceutical [Member] | Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	31.00%
Global Established Pharmaceutical [Member] | In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	62.00%
Global Innovative Pharmaceutical [Member] | Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	0.00%
Global Innovative Pharmaceutical [Member] | In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	7.00%